Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 79,888	$ 65,182	$ 81,507	$ 71,931
Cash and cash equivalents - Fair Value	79,888	65,182
Resricted cash - Book Value	0	2,900	$ 0
Restricted cash - Fair Value	0	2,900
Note receivable, including current portion - Book Value	818	0
Note receivable, including current portion - Fair Value	818	0
Senior notes - Book Value	(369,260)	(368,180)
Senior notes - Fair Value	(361,549)	(355,781)
Term Loan B - Book Value	(95,669)	0
Term Loan B - Fair Value	(101,563)	0
Notes payable, including current portion - Book Value	(31,109)	(34,447)
Notes payable, including current portion - Fair Value	(31,109)	(34,447)
Capital lease obligations - Book Value	0	(17,617)
Capital lease obligations - Fair Value	0	(17,617)
Long-term debt, including current portion - Book Value	(36,708)	(25,321)
Long-term debt, including current portion - Fair Value	$ (36,708)	$ (25,321)